Property, plant and equipment (Details Narrative) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Property, plant and equipment, pledged as security	₨ 276,203	₨ 52,865
Depreciation expense	33,893	85,509	₨ 123,781
Vehicles held under vehicle loan [member]
Disclosure of reconciliation of changes in goodwill [line items]
Depreciation expense	6,406	11,643
2016 Stock Option and Incentive Plan [member]
Disclosure of reconciliation of changes in goodwill [line items]
Property, plant and equipment, pledged as security	13,097	24,006
Vehicles [member]
Disclosure of reconciliation of changes in goodwill [line items]
Proceeds from borrowings, vehicles		1,075	₨ 12,294
Gross carrying amount [member] | Vehicles held under vehicle loan [member]
Disclosure of reconciliation of changes in goodwill [line items]
Depreciation expense	31,963	55,176
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in goodwill [line items]
Property, plant and equipment, pledged as security	₨ 18,866	₨ 31,170